Consolidated Statements of Changes in Stockholders' Equity (USD $)	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Series D	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest.	Total
Beginning balance, value at Dec. 31, 2010					$ 2,213	$ 4,749,678	$ (2,075,548)		$ 2,676,343
Beginning balance, shares at Dec. 31, 2010					22,135,805
Issuance of common stock for cash, value					842	3,422,574			3,423,416
Stock Issued During Period, Shares, New Issues					8,421,000
Issuance of common stock in connection with the conversion of a promissory note into a current private placement, value					153	611,597			611,750
Issuance of common stock in connection with the conversion of a promissory note into a current private placement, shares					1,529,375
Issuance of common stock for services, value					135	1,117,365			1,117,500
Issuance of common stock for services, shares					1,350,000
Issuance of common stock in connection with the conversion of promissory notes, value					120	1,007,627			1,007,747
Issuance of common stock in connection with the conversion of promissory notes, shares					1,196,238
Issuance of common stock and preferred stock in connection with the acquisition of Arttor Gold LLC, value		800			1,300	1,976,280			1,978,380
Issuance of common stock and preferred stock in connection with the acquisition of Arttor Gold LLC, shares		8,000,000			13,000,000
Issuance of preferred stock in connection with the credit facility agreement and notes payable, value	225					2,699,775			2,700,000
Issuance of preferred stock in connection with the credit facility agreement and notes payable, shares	2,250,000
Issuance of common stock in connection with the conversion of preferred stock, value	(225)	(750)			975
Issuance of common stock in connection with the conversion of preferred stock, shares	(2,250,000)	(7,500,000)			9,750,000
Issuance of preferred stock with warrants for cash, value			328			3,284,068			3,284,396
Issuance of preferred stock with warrants for cash, shares			3,284,396
Issuance of common stock in connection with the exercise of warrants, value					530	(530)
Issuance of common stock in connection with the exercise of warrants, shares					5,295,480
Issuance of common stock as incentive shares in connection with convertible promissory notes, value					75	749,925			750,000
Issuance of common stock as incentive shares in connection with convertible promissory notes, shares					750,000
Beneficial conversion feature in connection with a convertible promissory note						1,715,604			1,715,604
Preferred stock deemed dividend						3,284,396	(3,284,396)
Issuance of common stock in connection with a put right and release settlement agreement, value					535	4,760,965			4,761,500
Issuance of common stock in connection with a put right and release settlement agreement, shares					5,350,000
Issuance of common stock, warrants, and options in connection with an asset purchase agreement entered into with Continental Resources Group, Inc., value					7,609	14,850,066			14,857,675
Issuance of common stock, warrants, and options in connection with an asset purchase agreement entered into with Continental Resources Group, Inc., shares					76,095,215
Stock-based compensation in connection with options granted						649,402			649,402
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services						2,235,439			2,235,439
Cancellation of common stock in connection with the separation agreement, value					(165)	75	(59,612)		(59,702)
Cancellation of common stock in connection with the separation agreement, shares					(1,650,000)
Cancellation of common stock issued to a founder, value					(45)	45
Cancellation of common stock issued to a founder, shares					(450,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest							(24,556,772)	(1,164)	(24,557,936)
Ending balance, value at Dec. 31, 2011		50	328		14,277	47,114,351	(29,976,328)	(1,164)	17,151,514
Ending balance, shares at Dec. 31, 2011		500,000	3,284,396		142,773,113
Issuance of preferred stock for cash, value				100		999,900			1,000,000
Issuance of preferred stock for cash, shares				1,000,000
Issuance of common stock for cash, value					2,883	9,429,567			9,432,450
Stock Issued During Period, Shares, New Issues					28,827,139
Issuance of common stock to placement agent in connection with sale of common stock, value					30	(30)
Issuance of common stock to placement agent in connection with sale of common stock, shares					303,030
Stock Issued During Period, Value, Other					1,200	3,816,717			3,817,917
Stock Issued During Period, Shares, Other					12,000,000
Issuance of common stock in connection with the note modification agreement, value					200	977,800			978,000
Issuance of common stock in connection with the note modification agreement, shares					2,000,000
Issuance of warrants in connection with the note modification agreement						2,044,186			2,044,186
Issuance of common and preferred stock for conversion of notes payable, value				549	1,284	13,494,579	(537,499)		12,958,913
Issuance of common and preferred stock for conversion of notes payable, shares				5,486,968	12,841,082
Issuance of common stock for services, value					50	454,592			454,642
Issuance of common stock for services, shares					500,000
Issuance of common stock in connection with the conversion of preferred stock, value		(50)	(328)	(649)	3,093	80,813	(79,278)		3,601
Issuance of common stock in connection with the conversion of preferred stock, shares		(500,000)	(3,284,396)	(6,486,968)	30,938,656
Issuance of common stock as consideration for the conversion of preferred stock, value					300	1,085,700	(1,086,000)
Issuance of common stock as consideration for the conversion of preferred stock, shares					3,000,000
Issuance of common stock in connection with the exercise of warrants, value					624	(624)
Issuance of common stock in connection with the exercise of warrants, shares					6,229,718
Issuance of common stock in connection with the acquisition of mineral rights, value					1,000	4,599,000			4,600,000
Issuance of common stock in connection with the acquisition of mineral rights, shares					10,000,000
Issuance of warrants in connection with the acquisition of mineral rights, value						1,109,441			1,109,441
Issuance of restricted common stock to various officers, value					920	1,229,210			1,230,130
Issuance of restricted common stock to various officers, shares					9,200,000
Issuance of common stock in connection with the cancellation of warrants, value					973	4,882,223			4,883,196
Issuance of common stock in connection with the cancellation of warrants, shares					9,729,285
Preferred stock deemed dividend						1,000,000	(1,000,000)
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold, value					(175)	175
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold, shares					(1,750,000)
Stock-based compensation in connection with options granted to employees and consultants						11,903,087			11,903,087
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services						1,426,152			1,426,152
Stock-based compensation in connection with warrants granted to consultants						163,155			163,155
Reclassification of derivatives to equity						7,750,289			7,750,289
Assignment of common stock in connection with cancellation of debt and assignment of shares agreement						103,500			103,500
Distribution Former Parent Company						(611,589)			(611,589)
Preferred Stock dividends							(21,150)		(21,150)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest							(49,104,211)	1,164	(49,103,047)
Ending balance, value at Dec. 31, 2012					$ 26,659	$ 113,052,194	$ (81,804,466)		$ 31,274,387
Ending balance, shares at Dec. 31, 2012					266,592,023